Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 67,280	$ 80,757
Time deposits	7,900	0
Restricted cash	24,894	825
Accounts receivable, net	3,220	2,532
Inventories	11,410	6,316
Prepaid expenses and other current assets	25,224	6,711
Derivative asset	533	0
Due from related parties	2,897	1,472
Total current assets	143,358	98,613
NON - CURRENT ASSETS
Vessels in operation	1,682,816	1,140,583
Advances for vessels acquisitions and other additions	6,139	1,364
Deferred charges, net	37,629	22,951
Other non-current assets	14,010	0
Derivative asset, net of current portion	6,694	0
Restricted cash, net of current portion	103,468	10,680
Total non - current assets	1,850,756	1,175,578
TOTAL ASSETS	1,994,114	1,274,191
CURRENT LIABILITIES
Accounts payable	13,159	10,557
Accrued liabilities	32,249	19,127
Current portion of long - term debt	190,316	76,681
Current portion of deferred revenue	8,496	5,623
Due to related parties	543	225
Total current liabilities	244,763	112,213
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	880,134	692,775
Intangible liabilities - charter agreements	55,376	4,462
Deferred revenue, net of current portion	101,288	0
Total non - current liabilities	1,036,798	697,237
Total liabilities	1,281,561	809,450
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Additional paid in capital	698,463	586,355
Retained Earnings/(Accumulated deficit)	13,498	(121,794)
Accumulated other comprehensive income	227	0
Total shareholders' equity	712,553	464,741
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,994,114	1,274,191
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Outstanding	365	177
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred Stock, Value, Outstanding	0	0
Series C Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred Stock, Value, Outstanding	$ 0	$ 3